Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [Abstract]
Schedule of related party transactions

	2019 $	2018 $	2017 $
Short-term employee compensation and benefits	3,786,667	2,680,621	2,596,082
Termination benefits	—	—	779,666
Share-based payments	1,123,408	1,067,195	459,298
	4,910,075	3,747,816	3,835,046